Investment Objectives and Goals	Oct. 31, 2024
MANTEIO MANAGED FUTURES STRATEGY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Manteio Managed Futures Strategy Fund
MANTEIO MULTIALTERNATIVE STRATEGY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Manteio Multialternative Strategy Fund